Cash and cash equivalents (Details Text) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash and banks	[1]	R$ 1,428,766	R$ 2,178,611
Braskem Idesa
Cash and cash equivalents
Cash and banks		247,285	172,430
Cash equivalents		R$ 47,400	R$ 29,169

[1]	On December 31, 2017, it includes cash and banks of R$247,285 (R$172,430 on December 31, 2016) and cash equivalents of R$47,400 (R$29,169 on December 31, 2016) of the subsidiary Braskem Idesa, available for use exclusively in its project.